Stock-Based Compensation	9 Months Ended	12 Months Ended
	Sep. 30, 2019	Dec. 31, 2018
Stock-Based Compensation
Stock-Based Compensation

9. Stock‑Based Compensation

Employee Equity Plans

The NextCure, Inc. 2015 Omnibus Incentive Plan (the "2015 Plan") provides for the Company to grant incentive stock options or nonqualified stock options, restricted stock awards, unrestricted stock awards or restricted stock units to employees, consultants and directors of the Company. The 2015 Plan is administered by the board of directors, or at the discretion of the board of directors, by a committee of the board of directors. The exercise prices, vesting and other restrictions are determined at the discretion of the board of directors or its committee if so delegated, except that the exercise price per share of the stock options may not be less than 100% of the fair market value of a share of the Company's common stock on the date of grant and the term of the stock options may not be greater than 10 years.

On May 3, 2019, the Company’s stockholders approved the NextCure, Inc. 2019 Omnibus Incentive Plan (the ‘‘2019 Plan’’), which became effective on May 8, 2019, the date on which the Registration Statement was declared effective (the “Effective Date”). The 2019 Plan replaces the 2015 Plan as the Company’s board of directors (the “Board”) determined not to make additional awards under the 2015 Plan following the effectiveness of the 2019 Plan. The 2019 Plan provides for the grant of awards of options, stock appreciation rights, restricted stock, restricted stock units, deferred stock units, unrestricted stock, dividend equivalent rights, other equity-based awards and cash bonus awards to the Company’s officers, employees, non-employee directors and other key persons (including consultants). The number of shares of common stock reserved for issuance under the 2019 Plan is 2,900,000 plus the number of shares of stock related to awards outstanding under the 2015 Plan that subsequently terminate by expiration or forfeiture, cancellation or otherwise without the issuance of such shares. The number of shares reserved for issuance under the 2019 Plan will automatically increase on January 1, 2020 and each January 1st thereafter during the term of the 2019 Plan by 4% of the number of shares of the Company’s common stock outstanding on December 31st of the preceding calendar year or such lesser number of shares determined by the Board.

As of September 30, 2019, 2,653,969  shares were reserved for future grant under the 2019 Plan.

Stock options granted under the 2015 Plan and 2019 Plan (together, the “Plans”) to employees generally vest over four years and expire after ten years.

A summary of stock option activity for awards under the Plans is presented below:

	Options Outstanding and Exercisable
			Weighted
		Weighted	Average	Aggregate
		Average	Remaining	Intrinsic
	Number of	Exercise	Contractual	Value(1)
	Shares	Price	Life (Years)	(in thousands)
Outstanding as of December 31, 2018	2,056,891	$4.74	9.4	$5,946
Granted	247,275	$18.18	10.0
Exercised	(53,963)	$1.20	8.1
Forfeitures	(1,250)	$7.63	9.5
Outstanding as of September 30, 2019	2,248,953	$6.30	9.1	$55,305
Vested and expected to vest as of September 30, 2019	2,248,953	$6.30		$55,305
Exercisable as of September 30, 2019	450,866	$1.15		$12,335
(1)

The aggregate intrinsic value is calculated as the difference between the exercise price of the underlying options and the estimated fair value of the common stock for the options that were in the money at September 30, 2019 and December 31, 2018.

The weighted-average grant date fair value of stock options granted to employees for the nine months ended September 30, 2019 was $11.48. The aggregate intrinsic value of stock options exercised during the nine months ended September 30, 2019 was $1,600,000.

The Company’s potential dilutive securities, which as of September 30, 2019 include common stock options, have been excluded from the computation of diluted net loss per share as the effect would be anti‑dilutive. Therefore, the weighted average number of common shares used to calculate both basic and diluted net loss per common share is the same. The Company excluded 2,248,953 potential shares of common stock, presented based on amounts outstanding at three and nine periods ended September 30, 2019, from the computation of diluted net loss per common share for the period indicated because including them would have had an anti‑dilutive effect.

On May 3, 2019, the Company’s stockholders approved the NextCure, Inc. 2019 Employee Stock Purchase Plan (the “ESPP”), which became effective on the Effective Date. The ESPP is intended to qualify as an “employee stock purchase plan” within the meaning of Section 423(b) of the Internal Revenue Code. A total of 240,000 shares of common stock were reserved for issuance under this plan. In addition, the number of shares of common stock that may be issued under the ESPP will automatically increase on January 1, 2020 and each January 1st thereafter until expiration of the ESPP, in an amount equal to the lesser of (i) 1% of the number of shares of the Company’s common stock outstanding on December 31st of the preceding calendar year, (ii) 480,000 shares of common stock and (iii) a number of shares of common stock determined by the administrator of the ESPP.

Stock‑Based Compensation

The Company recorded stock-based compensation expense of $524,000 and $1,319,000 for the three and nine months ended September 30, 2019, respectively, and $90,000 and $138,000 for the three and nine months ended September 30, 2018, respectively.

Stock‑based compensation expense recorded as research and development and general and administrative expenses is as follows (in thousands):

	Three Months Ended		Nine Months Ended
	September 30,		September 30,
	2019	2018	2019	2018
Research and development	$182	$41	$482	$62
General and administrative	342	49	837	76
Total stock-based compensation expense	$524	$90	$1,319	$138

11. Stock‑Based Compensation

2015 Omnibus Incentive Plan

The NextCure, Inc. 2015 Omnibus Incentive Plan (the “2015 Plan”) provides for the Company to grant incentive stock options or nonqualified stock options, restricted stock awards, unrestricted stock awards or restricted stock units to employees, consultants and directors of the Company. The 2015 Plan is administered by the board of directors, or at the discretion of the board of directors, by a committee of the board of directors. The exercise prices, vesting and other restrictions are determined at the discretion of the board of directors or its committee if so delegated, except that the exercise price per share of the stock options may not be less than 100% of the fair market value of a share of the Company’s common stock on the date of grant and the term of the stock options may not be greater than 10 years.

Under the 2015 Plan, the Company had initially reserved on December 29, 2015, 311,185 shares of common stock, which number of shares was automatically increased pursuant to the terms of the 2015 Plan by 373,422 as of the second closing of the Series A Preferred Stock financing on January 24, 2017. The total number of shares of common stock that may be issued under the 2015 Plan was 2,824,317 as of December 31, 2018. As of December 31, 2018, there were 2,056,891 stock options and 62,237 shares of registered stock outstanding and 699,590 shares of common stock available for future issuance under the 2015 Plan.

Stock options granted under the 2015 Plan generally vest over four years and expire after 10 years.

The exercise price for stock options granted is not less than the fair value of common shares as determined by the board of directors as of the date of grant. The board of directors determines the value the Company’s common stock taking into consideration the most recently available third‑party valuation of common shares, as well as additional factors, which may have changed since the date of the most recent contemporaneous valuation through the date of grant.

A summary of stock option activity for awards under the 2015 Plan is presented below:

	Options Outstanding and Exercisable
			Weighted
		Weighted	Average	Aggregate
		Average	Remaining	Intrinsic
	Number of	Exercise	Contractual	Value(1)
	Shares	Price	Life (Years)	(in thousands)
Outstanding as of January 1, 2017	189,189	$0.48	8.6	$137
Granted	317,397	1.21
Outstanding as of December 31, 2017	506,586	0.94	9.0	137
Granted	1,570,136	5.92	9.9	2,684
Exercised	(5,599)	0.84
Forfeitures	(14,232)	1.11
Outstanding as of December 31, 2018	2,056,891	4.74	9.4	5,946
Vested and expected to vest as of December 31, 2018	2,056,891	4.74	9.4	5,946
Exercisable as of December 31, 2018	242,079	0.88	7.9	1,634
(1)

The aggregate intrinsic value is calculated as the difference between the exercise price of the underlying options and the estimated fair value of the common stock for the options that were in the money at December 31, 2018 and 2017.

The weighted average grant date fair value per share of stock options granted during the years ended December 31, 2018 and 2017 was $3.80 and $0.80, respectively. The aggregate intrinsic value of stock options exercised during the years ended December 31, 2018 and 2017 was $38,000 and $0, respectively.

The aggregate grant date fair value of stock options and restricted stock vested during the year ended December 31, 2018 and 2017 was approximately $157,000 and $29,000, respectively.

Stock‑Based Compensation

The Company recorded stock‑based compensation expense of $263,000 and $75,000 during the years ended December 31, 2018 and 2017, respectively. As of December 31, 2018, there was $6.0 million of unrecognized compensation cost related to unvested stock‑based compensation arrangements granted under the 2015 Plan. This remaining compensation expense is expected to be recognized over a weighted average period of three years as of December 31, 2018.

Stock‑based compensation expense recorded as research and development and general and administrative expenses is as follows (in thousands):

	December 31,
	2018	2017
Research and development	$85	$35
General and administrative	178	40
Total stock-based compensation expense	$263	$75

The assumptions used in the Black‑Scholes option‑pricing model for stock options granted were as follows:

	Year Ended
	December 31,
	2018
Expected term	6.1	years
Expected volatility	69.7%
Risk free interest rate	2.77%
Expected dividend yield	—%

Restricted Common Stock

In May 2016, the Company issued 62,237 shares of restricted common stock from the 2015 Plan, which are restricted as to sale or transferability. These restrictions lapse over a four‑year period.